Vessel Charters (Tables)	6 Months Ended
Jun. 30, 2012
Vessel Charters [Abstract]
Minimum estimated charter hire payments in the next four fiscal years, as at June 30, 2012, for the Partnership's vessels chartered-in and vessels chartered-out

	Remainder
	of 2012	2013	2014	2015	2016
Vessel Charters(1)	$	$	$	$	$
Charters-in – capital leases (2)(3)(4)(5)	59,409	100,443	55,728	27,593	27,551

Charters-out – operating leases (6)	175,639	348,415	348,415	345,272	321,195
Charters-out – direct financing leases (3)	19,265	38,530	38,530	38,530	38,530

	194,904	386,945	386,945	383,802	359,725